Valuation and qualifying accounts (Tables)	12 Months Ended
Dec. 31, 2024
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Valuation and qualifying accounts
The following table presents the changes in our valuation and qualifying accounts not disclosed elsewhere in these financial statements.

(€ thousands)	Balance at Beginning of Period	Charges to Earnings	Deductions	Balance at End of Period
2022
Allowance for expected credit losses	€658	€227	€(467)	€418
2023
Allowance for expected credit losses	418	640	(122)	936
2024
Allowance for expected credit losses	936	89	(67)	958